Barnes & Noble Education, Inc. Transactions - Additional Information (Detail) - B&N Education, LLC $ in Thousands	12 Months Ended
Apr. 27, 2019 USD ($)
Transaction Agreement [Line Items]
Accounts receivable	$ 2,124
Discontinued Operations
Transaction Agreement [Line Items]
Fee charged for purchases of inventory and direct costs incurred	$ 19,847